Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2024
Income, expense, gains or losses of financial instruments [abstract]
Disclosure of Net Financial Income (loss)

	For the years ended December 31,
(in thousands of euros)	2024	2023	2022
Income from cash and cash equivalents	2,629	1,217	256
Foreign exchange gains	5,220	785	3,277
Total financial income	7,849	2,002	3,533
Interest cost	(7,916)	(7,779)	(5,599)
Net impact of accretion, discounting and catch-up on EIB loan	2,832	285	(6,855)
Lease debt interests	(170)	(203)	(238)
Losses on fair value variation	—	(4,230)	—
Foreign exchange losses	(2,235)	(2,877)	(1,171)
Total financial expenses	(7,488)	(14,803)	(13,863)
Net financial income (loss)	361	(12,801)	(10,329)